Employee benefits expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Expenses
Wages and salaries	S/ 95,684	S/ 101,250	S/ 87,052
Workers profit sharing, note 13	21,554	18,692	23,393
Social contributions	20,626	23,687	17,739
Legal bonuses	14,133	13,477	12,124
Vacations	12,572	11,974	11,338
Long-term compensation, note 13	11,401	16,088	14,159
Cessation payments	9,201	19,184	6,834
Training	2,557	1,510	3,429
Others	1,214	1,432	1,972
Total employee benefits expenses	S/ 188,942	S/ 207,294	S/ 178,040